Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	R$ 5,492,861	R$ 5,253,159	R$ 5,089,640
Accumulated amortization	(2,470,717)	(2,375,860)	(2,260,949)
Balance as of beginning	2,877,299	2,828,691
Acquisitions	147,150	68,776
Foreign currency translation adjustment		14,271
Cost	(27,170)	25,466
Amortization	17,150	(11,195)
Transfers from property, plant and equipment projects and stoppage in progress	13,597	65,422
Other write-offs net of amortization	(10,011)	(3,393)
Amortization	(112,008)	(96,468)
Balance as of end	3,022,144	2,877,299	2,828,691
Additions through acquisition of ER Plastics	87,733
Goodwill acquisition of ER Plastics	28,402
Goodwill based on expected future profitability member
IfrsStatementLineItems [Line Items]
Cost	3,216,080	3,187,678	3,187,678
Accumulated amortization	(1,128,804)	(1,128,804)	(1,128,804)
Balance as of beginning	2,058,874	2,058,874
Balance as of end	2,087,276	2,058,874	2,058,874
Goodwill acquisition of ER Plastics	28,402
Brand names [member]
IfrsStatementLineItems [Line Items]
Cost	564,258	549,196	499,515
Accumulated amortization	(243,272)	(235,408)	(214,455)
Balance as of beginning	313,789	285,060
Acquisitions	1,307	670
Cost	(7,407)	12,443
Amortization	2,711	(2,711)
Transfers from property, plant and equipment projects and stoppage in progress		28,770
Amortization	(10,575)	(10,444)
Balance as of end	320,986	313,789	285,060
Additions through acquisition of ER Plastics	21,162
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost	1,252,373	1,123,619	1,010,201
Accumulated amortization	(820,434)	(755,099)	(683,157)
Balance as of beginning	368,520	327,044
Acquisitions	144,930	67,686
Cost	(19,762)	13,023
Amortization	14,440	(8,484)
Transfers from property, plant and equipment projects and stoppage in progress	13,597	36,652
Other write-offs net of amortization	(10,011)	(3,393)
Amortization	(79,774)	(64,008)
Balance as of end	431,939	368,520	327,044
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Cost	460,150	392,666	392,246
Accumulated amortization	(278,207)	(256,549)	(234,533)
Balance as of beginning	136,117	157,713
Acquisitions	913	420
Amortization	(21,659)	(22,016)
Balance as of end	181,943	R$ 136,117	R$ 157,713
Additions through acquisition of ER Plastics	R$ 66,571